Notes Payable - Related Parties	12 Months Ended
Dec. 31, 2024
Notes Payable - Related Parties [Abstract]
Notes Payable - Related Parties
12.	Notes Payable – Related Parties

Promissory Note with ABI

On October 18, 2023, the Company entered into a promissory note agreement with ABI, a significant investor in the Company, to receive up to $6,000. The promissory note accrues interest at a rate of 5% per annum on the principal amount of each installment from the installment funding date until the maturity date and at a rate of 7% per annum after the maturity date if any amounts then remain outstanding. The “Maturity Date” is defined in the agreement as the earlier of (i) eighteen months from the funding date and (ii) the successful closing of the Merger. On August 22, 2024, ACAB entered into the Abpro Bio Subscription Agreement (see Note 3) with ABI, pursuant to which ABI purchased 622,467 newly-issued shares of the Company’s common stock, concurrently with the closing of the Merger at a price of $10.00 per share, for an aggregate purchase price of $6,225, of which $4,225 was paid through the conversion of the balance due by the Company to ABI under the promissory note agreement and the remainder of $2,000 in cash. In addition, ABI received an aggregate of 1,244,934 Incentive Shares.

On October 7, 2024, the Company entered into an additional promissory note with ABI (“the 2024 ABI Note”) to receive up to $1,000 from ABI in weekly installments of $250. The note accrued 10% interest and had a maturity date 5 business days after receipt of the proceeds under the PIPE Financing (see Note 3). The Company received $1,000 under this note through the Closing Date, and the balance of $1,000 was repaid at the Closing from the PIPE Financing proceeds.

As of December 31, 2024 and 2023, the outstanding principal balances under the promissory notes with ABI was $0 and $1,442, respectively. During the years ended December 31, 2024 and 2023, the Company recorded $186 and $5, respectively, of interest expense on these promissory notes with ABI. As of December 31, 2024 and 2023, accrued interest totaling $191 and $5, respectively, is included in accrued expenses in the consolidated balance sheets.

Promissory Notes with Executive and Director

On December 29, 2023, the Company issued promissory notes to one of its executives and one of its directors, in the principal amount of $176 and $124, respectively, for deferred bonuses. Amounts under the promissory notes plus accrued interest are due and payable on the earlier of (i) the closing of the Merger and (ii) June 29, 2025. These promissory notes accrue interest at 5% per annum until the maturity date and 7% thereafter. At the Closing Date, the Company paid $150 towards these promissory notes. As of December 31, 2024 and 2023, $147 and $300, respectively, of principal was outstanding. Accrued interest on these promissory notes totaled $14 and $0 as of December 31, 2024 and 2023, respectively, included in accrued expenses in the consolidated balance sheets.

On April 18, 2024, the Company entered into a separate promissory note agreement with the same executive to receive, as amended, up to $2,158 in funding. During the year ended December 31, 2024, the Company received $1,997 from the executive under this agreement. These advances accrued interest at 7.5% per annum through the maturity date and at 9.5% per annum after the maturity date if any amounts then remain outstanding. All advances, plus accrued interest, were due and payable on the earlier of (i) the closing of the Merger and (ii) November 20, 2024. At the Closing, the outstanding promissory notes of $1,997 were converted into 600,000 newly issued common stock shares. Accrued interest on these promissory notes totaled $62 and $0 as of December 31, 2024 and 2023, respectively, included in accrued expenses in the consolidated balance sheets.

Pursuant to the terms of the promissory note, the Company agreed to cause to be issued to the executive a number of New Abpro stock options or warrants in an amount equal to the outstanding principal amount of such promissory note, subject to required approval by the New Abpro Board of Directors and Compensation Committee and registration of such securities on Form S-8. On February 7, 2025, the Company issued 850,000 common stock warrants to an executive. The warrants are exercisable at $3.33 per share and bear an expiration date of February 7, 2035. The warrants are exercisable as follows: 425,000 warrants are exercisable on the issuance date, 200,000 warrants become exercisable on the one-year anniversary of the issuance date, and 225,000 warrants become exercisable on the two-year anniversary of the issuance date.

Promissory Note with ACAB Executive

On August 16, 2024, an executive at ACAB agreed to loan Legacy Abpro $103 under a promissory note (the “ACAB Executive Note”). The ACAB Executive Note did not accrue interest and the Company agreed to repay a total of $206 at the earlier of i) November 20, 2024, and ii) the closing of the Merger.

On November 21, 2024, the ACAB Executive Note was amended to clarify that it should have been for the benefit of ACAB. Pursuant to the Severance Agreement (see Note 17), the liability to the ACAB executive was cancelled. According to the terms of the amended note, Legacy Abpro was to repay the principal amount of $103. The note did not bear interest and was payable upon demand on or before December 31, 2024. The note balance was eliminated in consolidation at the Closing Date and December 31, 2024.